UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, CA 91740
(Name and address of agent for service)

(626) 385-5777

Registrant’s telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: September 30, 2023

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

AXS Astoria Inflation Sensitive ETF

(PPI)

AXS Change Finance ESG ETF

(CHGX)

AXS First Priority CLO Bond ETF

(AAA)

AXS Green Alpha ETF

(NXTE)

AXS Brendan Wood TopGun Index ETF

(TGN)

AXS Esoterica NextG Economy ETF

(WUGI)

SEMI-ANNUAL REPORT

SEPTEMBER 30, 2023

AXS ETFs

Each a series of Investment Managers Series Trust II

Table of Contents

Schedule of Investments	1
Statements of Assets and Liabilities	23
Statements of Operations	25
Statements of Changes in Net Assets	31
Statement of Cash Flows	37
Financial Highlights	38
Notes to Financial Statements	44
Supplemental Information	61
Expense Examples	63

This report and the financial statements contained herein are provided for the general information of the shareholders of the AXS ETFs. This report is not authorized for distribution to prospective investors in the ETFs unless preceded or accompanied by an effective prospectus.

www.axsinvestments.com

AXS Astoria Inflation Sensitive ETF

SCHEDULE OF INVESTMENTS

As of September 30, 2023 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS — 76.7%
	AEROSPACE/DEFENSE — 5.8%
10,755	Airbus S.E.	$1,445,903
7,335	Rheinmetall A.G.	1,894,111
		3,340,014
	BUILDING MATERIALS — 3.0%
13,995	Builders FirstSource, Inc.*	1,742,238
	CHEMICALS — 4.2%
21,092	Nutrien Ltd.	1,308,577
22,712	Olin Corp.	1,135,146
		2,443,723
	COMMERCIAL SERVICES — 2.4%
3,138	United Rentals, Inc.	1,395,061
	DISTRIBUTION/WHOLESALE — 4.6%
58,453	Sumitomo Corp.	1,168,864
2,158	W.W. Grainger, Inc.	1,492,991
		2,661,855
	ELECTRONICS — 2.2%
35,932	ABB Ltd.	1,288,336
	HAND/MACHINE TOOLS — 2.3%
7,480	Lincoln Electric Holdings, Inc.	1,359,789
	IRON/STEEL — 8.6%
68,154	Fortescue Metals Group Ltd.	920,199
9,268	Nucor Corp.	1,449,052
3,702	Reliance Steel & Aluminum Co.	970,776
15,386	Steel Dynamics, Inc.	1,649,687
		4,989,714
	MACHINERY-DIVERSIFIED — 1.7%
8,167	AGCO Corp.	965,993
	MINING — 8.5%
51,274	BHP Group Ltd.	1,464,331
616,624	Pilbara Minerals Ltd.	1,711,267
27,648	Rio Tinto PLC	1,746,006
		4,921,604
	OIL & GAS — 28.3%
30,845	Canadian Natural Resources Ltd.	2,004,013
9,357	Chevron Corp.	1,577,777

AXS Astoria Inflation Sensitive ETF

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2023 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS (Continued)
	OIL & GAS (Continued)
34,849	Devon Energy Corp.	$1,662,297
15,124	EOG Resources, Inc.	1,917,118
131,269	Inpex Corp.	1,984,539
29,308	Ovintiv, Inc.	1,394,182
51,605	Suncor Energy, Inc.	1,782,892
30,738	Tourmaline Oil Corp.	1,553,951
10,847	Valero Energy Corp.	1,537,128
40,385	Woodside Energy Group Ltd.	951,093
		16,364,990
	PACKAGING & CONTAINERS — 2.1%
53,261	Graphic Packaging Holding Co.	1,186,655
	SEMICONDUCTORS — 3.0%
9,387	Disco Corp.	1,734,920
	TOTAL COMMON STOCKS
	(Cost $41,919,873)	44,394,892
	EXCHANGE-TRADED FUNDS — 22.4%
20,294	Aberdeen Standard Physical Precious Metals Basket Shares ETF*	1,707,838
22,785	iShares 0-5 Year TIPS Bond ETF	2,208,322
28,826	Schwab U.S. TIPS ETF	1,455,425
71,055	SPDR Gold MiniShares Trust*	2,604,876
46,701	Vanguard Short-Term Inflation-Protected Securities ETF	2,208,023
152,464	WisdomTree Enhanced Commodity Strategy Fund	2,747,401
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $13,308,761)	12,931,885
	TOTAL INVESTMENTS — 99.1%
	(Cost $55,228,634)	57,326,777
	Other Assets in Excess of Liabilities — 0.9%	533,292
	TOTAL NET ASSETS — 100.0%	$57,860,069

PLC – Public Limited Company

ETF – Exchange-Traded Fund

*	Non-income producing security.

See accompanying Notes to Financial Statements.

AXS Astoria Inflation Sensitive ETF

SUMMARY OF INVESTMENTS

As of September 30, 2023 (Unaudited)

Percent of Total
Security Type	Net Assets
Common Stocks
Oil & Gas	28.3%
Iron/Steel	8.6%
Mining	8.5%
Aerospace/Defense	5.8%
Distribution/Wholesale	4.6%
Chemicals	4.2%
Building Materials	3.0%
Semiconductors	3.0%
Commercial Services	2.4%
Hand/Machine Tools	2.3%
Electronics	2.2%
Packaging & Containers	2.1%
Machinery-Diversified	1.7%
Total Common Stocks	76.7%
Exchange-Traded Funds	22.4%
Total Investments	99.1%
Other Assets in Excess of Liabilities	0.9%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

AXS Change Finance ESG ETF

SCHEDULE OF INVESTMENTS

As of September 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 99.8%
	APPAREL — 1.0%
12,250	NIKE, Inc. - Class B	$1,171,345
	BIOTECHNOLOGY — 1.1%
4,860	Amgen, Inc.	1,306,174
	BUILDING MATERIALS — 2.0%
21,687	Carrier Global Corp.	1,197,123
5,709	Vulcan Materials Co.	1,153,332
		2,350,455
	CHEMICALS — 1.9%
6,779	Ecolab, Inc.	1,148,363
8,789	PPG Industries, Inc.	1,140,812
		2,289,175
	COMMERCIAL SERVICES — 5.9%
4,894	Automatic Data Processing, Inc.	1,177,398
6,028	Equifax, Inc.	1,104,209
4,585	FleetCor Technologies, Inc.*	1,170,734
3,699	Moody's Corp.	1,169,513
19,931	PayPal Holdings, Inc.*	1,165,166
3,187	S&P Global, Inc.	1,164,562
		6,951,582
	COMPUTERS — 6.1%
3,849	Accenture PLC - Class A1	1,182,066
6,632	Apple, Inc.	1,135,465
17,398	Cognizant Technology Solutions Corp. - Class A	1,178,541
7,642	Crowdstrike Holdings, Inc. - Class A*	1,279,118
20,692	Fortinet, Inc.*	1,214,207
8,485	International Business Machines Corp.	1,190,445
		7,179,842
	COSMETICS/PERSONAL CARE — 1.0%
7,762	Estee Lauder Cos., Inc. - Class A	1,121,997
	DISTRIBUTION/WHOLESALE — 2.0%
21,638	Fastenal Co.	1,182,300
1,745	W.W. Grainger, Inc.	1,207,261
		2,389,561
	DIVERSIFIED FINANCIAL SERVICES — 9.1%
7,886	American Express Co.	1,176,512
3,690	Ameriprise Financial, Inc.	1,216,519
14,265	Apollo Global Management, Inc.	1,280,427

AXS Change Finance ESG ETF

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	DIVERSIFIED FINANCIAL SERVICES (Continued)
1,778	BlackRock, Inc.	$1,149,459
21,064	Charles Schwab Corp.	1,156,414
6,146	CME Group, Inc.	1,230,552
10,560	Intercontinental Exchange, Inc.	1,161,811
3,019	Mastercard, Inc. - Class A	1,195,252
5,071	Visa, Inc. - Class A	1,166,381
		10,733,327
	ELECTRIC — 1.0%
16,407	Ormat Technologies, Inc.	1,147,177
	ENERGY-ALTERNATE SOURCES — 0.8%
79,714	Sunrun, Inc.*	1,001,208
	FOOD — 2.0%
41,698	Conagra Brands, Inc.	1,143,359
17,888	Sysco Corp.	1,181,502
		2,324,861
	HAND/MACHINE TOOLS — 0.9%
13,201	Stanley Black & Decker, Inc.	1,103,340
	HEALTHCARE-PRODUCTS — 4.0%
12,107	Abbott Laboratories	1,172,563
15,287	Medtronic PLC[1]	1,197,889
4,394	Stryker Corp.	1,200,749
2,237	Thermo Fisher Scientific, Inc.	1,132,302
		4,703,503
	HEALTHCARE-SERVICES — 1.1%
2,614	UnitedHealth Group, Inc.	1,317,953
	HOME BUILDERS — 1.9%
10,461	Lennar Corp. - Class A	1,174,038
15,183	PulteGroup, Inc.	1,124,301
		2,298,339
	HOUSEHOLD PRODUCTS/WARES — 2.0%
12,874	Church & Dwight Co., Inc.	1,179,645
9,672	Kimberly-Clark Corp.	1,168,861
		2,348,506
	INSURANCE — 3.1%
21,290	American International Group, Inc.	1,290,174
3,737	Aon PLC - Class A1	1,211,610

AXS Change Finance ESG ETF

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INSURANCE (Continued)
6,389	Marsh & McLennan Cos., Inc.	$1,215,827
		3,717,611
	INTERNET — 4.0%
9,149	Alphabet, Inc. - Class A*	1,197,238
9,070	Alphabet, Inc. - Class C*	1,195,880
2,873	Netflix, Inc.*	1,084,845
5,121	Palo Alto Networks, Inc.*	1,200,567
		4,678,530
	MACHINERY-DIVERSIFIED — 1.9%
3,031	Deere & Co.	1,143,839
3,993	Rockwell Automation, Inc.	1,141,479
		2,285,318
	MEDIA — 2.0%
26,646	Comcast Corp. - Class A	1,181,484
14,889	Walt Disney Co.*	1,206,753
		2,388,237
	PHARMACEUTICALS — 10.4%
8,477	AbbVie, Inc.	1,263,582
20,210	Bristol-Myers Squibb Co.	1,172,988
14,266	Cardinal Health, Inc.	1,238,574
7,079	Cencora, Inc.	1,274,008
4,510	Cigna Group	1,290,176
2,248	Eli Lilly & Co.	1,207,468
7,706	Johnson & Johnson	1,200,209
3,021	McKesson Corp.	1,313,682
11,432	Merck & Co., Inc.	1,176,924
35,216	Pfizer, Inc.	1,168,115
		12,305,726
	REITS — 1.9%
1,594	Equinix, Inc.	1,157,658
10,031	Prologis, Inc.	1,125,579
		2,283,237
	RETAIL — 5.0%
492	AutoZone, Inc.*	1,249,675
8,105	Genuine Parts Co.	1,170,200
1,325	O'Reilly Automotive, Inc.*	1,204,239
10,229	Ross Stores, Inc.	1,155,366
13,472	TJX Cos., Inc.	1,197,391
		5,976,871

AXS Change Finance ESG ETF

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SEMICONDUCTORS — 11.9%
11,786	Advanced Micro Devices, Inc.*	$1,211,836
6,853	Analog Devices, Inc.	1,199,892
1,351	Broadcom, Inc.	1,122,114
35,455	Intel Corp.	1,260,425
2,483	KLA Corp.	1,138,853
21,389	Marvell Technology, Inc.	1,157,787
15,224	Microchip Technology, Inc.	1,188,233
17,813	Micron Technology, Inc.	1,211,818
2,525	NVIDIA Corp.	1,098,350
12,655	ON Semiconductor Corp.*	1,176,282
10,878	QUALCOMM, Inc.	1,208,111
7,414	Texas Instruments, Inc.	1,178,900
		14,152,601
	SOFTWARE — 12.9%
2,228	Adobe, Inc.*	1,136,057
5,614	Autodesk, Inc.*	1,161,593
5,182	Cadence Design Systems, Inc.*	1,214,143
2,299	Intuit, Inc.	1,174,651
3,801	Microsoft Corp.	1,200,166
2,292	MSCI, Inc.	1,175,979
10,349	Oracle Corp.	1,096,166
10,193	Paychex, Inc.	1,175,559
5,626	Salesforce, Inc.*	1,140,840
2,115	ServiceNow, Inc.*	1,182,200
2,714	Synopsys, Inc.*	1,245,644
7,381	VMware, Inc. - Class A*	1,228,789
5,095	Workday, Inc. - Class A*	1,094,661
		15,226,448
	TELECOMMUNICATIONS — 2.0%
6,382	Arista Networks, Inc.*	1,173,841
21,725	Cisco Systems, Inc.	1,167,936
		2,341,777

AXS Change Finance ESG ETF

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	WATER — 0.9%
8,980	American Water Works Co., Inc.	$1,111,993
	TOTAL COMMON STOCKS
	(Cost $116,072,990)	118,206,694
	TOTAL INVESTMENTS — 99.8%
	(Cost $116,072,990)	118,206,694
	Other Assets in Excess of Liabilities — 0.2%	258,382
	TOTAL NET ASSETS — 100.0%	$118,465,076

PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.

See accompanying Notes to Financial Statements.

AXS Change Finance ESG ETF

SUMMARY OF INVESTMENTS

As of September 30, 2023 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Software	12.9%
Semiconductors	11.9%
Pharmaceuticals	10.4%
Diversified Financial Services	9.1%
Computers	6.1%
Commercial Services	5.9%
Retail	5.0%
Internet	4.0%
Healthcare-Products	4.0%
Insurance	3.1%
Household Products/Wares	2.0%
Telecommunications	2.0%
Media	2.0%
Distribution/Wholesale	2.0%
Food	2.0%
Building Materials	2.0%
REITS	1.9%
Home Builders	1.9%
Chemicals	1.9%
Machinery-Diversified	1.9%
Healthcare-Services	1.1%
Biotechnology	1.1%
Cosmetics/Personal Care	1.0%
Apparel	1.0%
Electric	1.0%
Water	0.9%
Hand/Machine Tools	0.9%
Energy-Alternate Sources	0.8%
Total Common Stocks	99.8%
Total Investments	99.8%
Other Assets in Excess of Liabilities	0.2%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

AXS First Priority CLO Bond ETF

SCHEDULE OF INVESTMENTS

As of September 30, 2023 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 92.3%
	AIMCO CLO Series
$350,000	Series 2017-AA, 6.638%, (3-Month Term SOFR+131.16 basis points), 4/20/2034[1,2,3]	$346,814
	AMMC CLO XI Ltd.
326,790	Series 2012-11A, 6.641%, (3-Month Term SOFR+127.16 basis points), 4/30/2031[1,2,3]	325,451
	AMMC CLO XVIII Ltd.
226,625	Series 2016-18A, 6.750%, (3-Month Term SOFR+136.16 basis points), 5/26/2031[1,2,3]	226,151
	Bain Capital Credit CLO
248,359	Series 2018-1A, 6.567%, (3-Month Term SOFR+122.16 basis points), 4/23/2031[1,2,3]	247,587
	Barings CLO Ltd.
279,908	Series 2015-2A, 6.778%, (3-Month Term SOFR+145.16 basis points), 10/20/2030[1,2,3]	279,472
	Battalion CLO XX Ltd.
250,000	Series 2021-20A, 6.750%, (3-Month Term SOFR+144.16 basis points), 7/15/2034[1,2,3]	248,687
	Burnham Park CLO Ltd.
221,937	Series 2016-1A, 6.738%, (3-Month Term SOFR+141.16 basis points), 10/20/2029[1,2,3]	221,744
	Cedar Funding VII CLO Ltd.
369,759	Series 2018-7A, 6.588%, (3-Month Term SOFR+126.16 basis points), 1/20/2031[1,2,3]	368,555
	CIFC Funding Ltd.
290,000	Series 2021-4A, 6.620%, (3-Month Term SOFR+131.16 basis points), 7/15/2033[1,2,3]	289,481
250,000	Series 2014-4RA, 6.740%, (3-Month Term SOFR+143.16 basis points), 1/17/2035[1,2,3]	248,700
	Elmwood CLO IV Ltd.
250,000	Series 2020-1A, 6.810%, (3-Month Term SOFR+150.16 basis points), 4/15/2033[1,2,3]	249,437
	Generate CLO IV Ltd.
365,388	Series 4A, 6.678%, (3-Month Term SOFR+135.16 basis points), 4/20/2032[1,2,3]	364,247
	LCM XVIII LP
347,322	Series 18A, 6.608%, (3-Month Term SOFR+128.16 basis points), 4/20/2031[1,2,3]	346,040
	LCM XX LP
2,525	Series 20A, 6.628%, (3-Month Term SOFR+130.16 basis points), 10/20/2027[1,2,3]	2,526
	Madison Park Funding XLI Ltd.
135,192	Series 12A, 6.437%, (3-Month Term SOFR+109.16 basis points), 4/22/2027[1,2,3]	135,023
	Magnetite XII Ltd.
375,000	Series 2015-12A, 6.670%, (3-Month Term SOFR+136.16 basis points), 10/15/2031[1,2,3]	374,104

AXS First Priority CLO Bond ETF

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2023 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
	Palmer Square CLO Ltd.
$198,828	Series 2014-1A, 6.700%, (3-Month Term SOFR+139.16 basis points), 1/17/2031[1,2,3]	$198,625
	Recette CLO Ltd.
250,000	Series 2015-1A, 6.668%, (3-Month Term SOFR+134.16 basis points), 4/20/2034[1,2,3]	247,913
	Rockford Tower CLO Ltd.
300,000	Series 2021-1A, 6.758%, (3-Month Term SOFR+143.16 basis points), 7/20/2034[1,2,3]	297,648
	Shackleton CLO IV Ltd.
348,882	Series 2013-4RA, 6.563%, (3-Month USD Libor+100 basis points), 4/13/2031[1,2,3]	348,004
	Symphony CLO XXII Ltd.
375,000	Series 2020-22A, 6.862%, (3-Month Term SOFR+155.16 basis points), 4/18/2033[1,2,3]	374,071
	Thompson Park CLO Ltd.
250,000	Series 2021-1A, 6.570%, (3-Month Term SOFR+126.16 basis points), 4/15/2034[1,2,3]	248,896
	TICP CLO IX Ltd.
226,056	Series 2017-9A, 6.728%, (3-Month Term SOFR+140.16 basis points), 1/20/2031[1,2,3]	226,017
	Vibrant CLO XI Ltd.
300,000	Series 2019-11A, 6.708%, (3-Month Term SOFR+138.16 basis points), 7/20/2032[1,2,3]	297,856
	Voya CLO Ltd.
375,000	Series 2018-3A, 6.720%, (3-Month Term SOFR+141.16 basis points), 10/15/2031[1,2,3]	373,888
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $6,875,408)	6,886,937
	TOTAL INVESTMENTS — 92.3%
	(Cost $6,875,408)	6,886,937
	Other Assets in Excess of Liabilities — 7.7%	575,920
	TOTAL NET ASSETS — 100.0%	$7,462,857

LP – Limited Partnership

[1]	Callable.
[2]	Floating rate security.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $6,886,937, which represents 92.3% of total net assets of the Fund.

See accompanying Notes to Financial Statements.

AXS First Priority CLO Bond ETF

SUMMARY OF INVESTMENTS

As of September 30, 2023 (Unaudited)

Security Type	Percent of Total Net Assets
Collateralized Mortgage Obligations	92.3%
Total Investments	92.3%
Other Assets in Excess of Liabilities	7.7%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

AXS Green Alpha ETF

SCHEDULE OF INVESTMENTS

As of September 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 99.5%
	AGRICULTURE — 0.3%
17,260	Vital Farms, Inc.*	$199,871
	AUTO MANUFACTURERS — 5.0%
18,941	Rivian Automotive, Inc. - Class A*	459,888
7,452	Tesla, Inc.*	1,864,639
65,940	XPeng, Inc. - ADR*,1	1,210,658
		3,535,185
	AUTO PARTS & EQUIPMENT — 1.0%
107,955	QuantumScape Corp.*	722,219
	BIOTECHNOLOGY — 13.0%
30,120	Arcturus Therapeutics Holdings, Inc.*	769,566
5,454	BioNTech S.E. - ADR*,1	592,523
103,146	Caribou Biosciences, Inc.*	493,038
56,704	CRISPR Therapeutics A.G.*,1	2,573,795
120,294	Editas Medicine, Inc.*	938,293
4,010	Illumina, Inc.*	550,493
20,902	Intellia Therapeutics, Inc.*	660,921
18,535	Moderna, Inc.*	1,914,480
41,202	Prime Medicine, Inc.*	393,067
17,567	Verve Therapeutics, Inc.*	232,938
		9,119,114
	BUILDING MATERIALS — 1.1%
12,893	Trex Co., Inc.*	794,596
	CHEMICALS — 0.9%
20,220	Daqo New Energy Corp. - ADR*,1	612,059
	COMPUTERS — 7.2%
4,946	Apple, Inc.	846,805
2,244	Crowdstrike Holdings, Inc. - Class A*	375,601
19,843	International Business Machines Corp.	2,783,973
23,848	Rapid7, Inc.*	1,091,761
		5,098,140
	DIVERSIFIED FINANCIAL SERVICES — 2.1%
70,281	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,489,957
	ELECTRIC — 3.0%
89,184	Brookfield Renewable Corp. - Class A1	2,135,065
	ELECTRONICS — 2.1%
28,214	ABB Ltd. - ADR[1]	1,004,136

AXS Green Alpha ETF

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	ELECTRONICS (Continued)
4,693	Advanced Energy Industries, Inc.	$483,942
		1,488,078
	ENERGY-ALTERNATE SOURCES — 14.1%
42,619	Canadian Solar, Inc.*,1	1,048,854
4,498	Enphase Energy, Inc.*	540,435
10,309	First Solar, Inc.*	1,665,831
14,723	Fluence Energy, Inc.*	338,482
65,888	FREYR Battery S.A.*,1	322,192
43,417	JinkoSolar Holding Co., Ltd. - ADR*,1	1,318,574
35,538	Maxeon Solar Technologies Ltd.*,1	411,886
2,312	SolarEdge Technologies, Inc.*	299,427
82,145	SunPower Corp.*	506,835
27,756	Sunrun, Inc.*	348,615
109,419	TPI Composites, Inc.*	289,960
130,810	Vestas Wind Systems A/S*	2,814,852
		9,905,943
	ENVIRONMENTAL CONTROL — 0.7%
134,671	Li-Cycle Holdings Corp.*,1	478,082
	FOOD — 3.6%
7,911	Danone S.A.	437,718
71,170	Natural Grocers by Vitamin Cottage, Inc.	918,805
26,693	Sprouts Farmers Market, Inc.*	1,142,460
		2,498,983
	HEALTHCARE-PRODUCTS — 1.8%
154,987	Pacific Biosciences of California, Inc.*	1,294,142
	HEALTHCARE-SERVICES — 0.5%
197,993	Ginkgo Bioworks Holdings, Inc.*	358,367
	INVESTMENT COMPANIES — 2.2%
132,240	Horizon Technology Finance Corp.	1,571,011
	IRON/STEEL — 0.5%
7,164	Commercial Metals Co.	353,973
	OFFICE FURNISHINGS — 1.4%
41,580	Interface, Inc.	407,900
51,623	Steelcase, Inc. - Class A	576,629
		984,529

AXS Green Alpha ETF

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	REITS — 13.1%
11,192	Alexandria Real Estate Equities, Inc.	$1,120,319
14,661	Boston Properties, Inc.	872,036
13,443	Digital Realty Trust, Inc.	1,626,872
1,965	Equinix, Inc.	1,427,101
175,519	Hudson Pacific Properties, Inc.	1,167,201
27,227	Kilroy Realty Corp.	860,646
34,699	SL Green Realty Corp.	1,294,273
38,549	Vornado Realty Trust	874,291
		9,242,739
	SEMICONDUCTORS — 24.2%
3,885	Analog Devices, Inc.	680,225
25,961	Applied Materials, Inc.	3,594,300
3,931	ASML Holding N.V.[1]	2,314,022
55,356	Infineon Technologies A.G.	1,837,659
4,327	Lam Research Corp.	2,712,034
16,160	QUALCOMM, Inc.	1,794,730
43,079	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR[1]	3,743,565
9,442	Wolfspeed, Inc.*	359,740
		17,036,275
	TELECOMMUNICATIONS — 1.7%
55,175	SK Telecom Co., Ltd. - ADR[1]	1,184,056
	TOTAL COMMON STOCKS
	(Cost $74,395,265)	70,102,384
	TOTAL INVESTMENTS — 99.5%
	(Cost $74,395,265)	70,102,384
	Other Assets in Excess of Liabilities — 0.5%	339,008
	TOTAL NET ASSETS — 100.0%	$70,441,392

ADR – American Depository Receipt

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.

See accompanying Notes to Financial Statements.

AXS Green Alpha ETF

SUMMARY OF INVESTMENTS

As of September 30, 2023 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Semiconductors	24.2%
Energy-Alternate Sources	14.1%
REITS	13.1%
Biotechnology	13.0%
Computers	7.2%
Auto Manufacturers	5.0%
Food	3.6%
Electric	3.0%
Investment Companies	2.2%
Electronics	2.1%
Diversified Financial Services	2.1%
Healthcare-Products	1.8%
Telecommunications	1.7%
Office Furnishings	1.4%
Building Materials	1.1%
Auto Parts & Equipment	1.0%
Chemicals	0.9%
Environmental Control	0.7%
Healthcare-Services	0.5%
Iron/Steel	0.5%
Agriculture	0.3%
Total Common Stocks	99.5%
Total Investments	99.5%
Other Assets in Excess of Liabilities	0.5%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

AXS Brendan Wood TopGun Index ETF

SCHEDULE OF INVESTMENTS

As of September 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 99.6%
	BANKS — 7.9%
533	JPMorgan Chase & Co.	$77,295
763	Royal Bank of Canada[1]	66,717
		144,012
	COMPUTERS — 5.4%
591	Crowdstrike Holdings, Inc. - Class A*	98,922
	DIVERSIFIED FINANCIAL SERVICES — 8.7%
203	Mastercard, Inc. - Class A	80,370
340	Visa, Inc. - Class A	78,203
		158,573
	ENVIRONMENTAL CONTROL — 3.9%
533	Waste Connections, Inc.[1]	71,582
	HEALTHCARE-PRODUCTS — 3.6%
266	Danaher Corp.	65,995
	HEALTHCARE-SERVICES — 3.7%
134	UnitedHealth Group, Inc.	67,561
	INSURANCE — 11.7%
492	Intact Financial Corp.	71,729
377	Marsh & McLennan Cos., Inc.	71,743
490	Progressive Corp.	68,257
		211,729
	INTERNET — 4.6%
636	Alphabet, Inc. - Class A*	83,227
	MINING — 7.2%
1,365	Agnico Eagle Mines Ltd.[1]	62,039
517	Franco-Nevada Corp.[1]	69,015
		131,054
	OIL & GAS — 4.1%
1,480	Tourmaline Oil Corp.	74,477
	REITS — 3.2%
514	Prologis, Inc.	57,676
	RETAIL — 4.1%
132	Costco Wholesale Corp.	74,575

AXS Brendan Wood TopGun Index ETF

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SEMICONDUCTORS — 7.6%
776	Advanced Micro Devices, Inc.*	$79,787
99	ASML Holding N.V.[1]	58,278
		138,065
	SOFTWARE — 16.1%
32	Constellation Software, Inc.	66,063
261	Microsoft Corp.	82,411
132	ServiceNow, Inc.*	73,782
461	Snowflake, Inc. - Class A*	70,427
		292,683
	TRANSPORTATION — 3.9%
945	Canadian Pacific Kansas City Ltd.[1]	70,317
	VENTURE CAPITAL — 3.9%
2,240	Brookfield Corp.[1]	70,045
	TOTAL COMMON STOCKS
	(Cost $1,746,589)	1,810,493
	RIGHTS — 0.0%
	SOFTWARE — 0.0%
32	Constellation Software, Inc. Expiration Date: 12/31/2049	1
	TOTAL RIGHTS
	(Cost $19)	1
	WARRANTS — 0.0%
	SOFTWARE — 0.0%
32	Constellation Software, Inc. Expiration Date: 03/31/2040[2]	—
	TOTAL WARRANTS
	(Cost $0)	—
	TOTAL INVESTMENTS — 99.6%
	(Cost $1,746,608)	1,810,494
	Other Assets in Excess of Liabilities — 0.4%	6,365
	TOTAL NET ASSETS — 100.0%	$1,816,859

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.00% of Net Assets.

 The total value of these securities is $0.

See accompanying Notes to Financial Statements.

AXS Brendan Wood TopGun Index ETF

SUMMARY OF INVESTMENTS

As of September 30, 2023 (Unaudited)

Security Type	Percent of Total Net Assets
Common Stocks
Software	16.1%
Insurance	11.7%
Diversified Financial Services	8.7%
Banks	7.9%
Semiconductors	7.6%
Mining	7.2%
Computers	5.4%
Internet	4.6%
Retail	4.1%
Oil & Gas	4.1%
Venture Capital	3.9%
Environmental Control	3.9%
Transportation	3.9%
Healthcare-Services	3.7%
Healthcare-Products	3.6%
REITS	3.2%
Total Common Stocks	99.6%
Rights
Software	0.0%
Total Rights	0.0%
Warrants
Software	0.0%
Total Warrants	0.0%
Total Investments	99.6%
Other Assets in Excess of Liabilities	0.4%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

AXS Esoterica NextG Economy ETF

SCHEDULE OF INVESTMENTS

As of September 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 90.3%
	AUTO MANUFACTURERS — 5.2%
3,571	Tesla, Inc.*	$893,536
11,570	XPeng, Inc. - ADR*	212,425
		1,105,961
	COMMERCIAL SERVICES — 0.7%
107	Adyen N.V.*	79,946
1,270	Block, Inc.*	56,210
		136,156
	COMPUTERS — 1.7%
2,316	Zscaler, Inc.*	360,346
	INTERNET — 13.4%
3,030	Alphabet, Inc. - Class C*	399,505
8,560	Amazon.com, Inc.*	1,088,147
3,798	JD.com, Inc. - ADR	110,636
389	JD.com, Inc. - Class A	5,717
39,520	Meituan - Class B*	578,279
2,958	PDD Holdings, Inc. - ADR*	290,091
3,185	Sea Ltd. - ADR*	139,981
5,598	Tencent Holdings Ltd.	218,864
		2,831,220
	REAL ESTATE — 1.7%
23,029	KE Holdings, Inc. - ADR	357,410
	SEMICONDUCTORS — 39.1%
16,157	Advanced Micro Devices, Inc.*	1,661,263
2,850	Applied Materials, Inc.	394,582
30,870	Marvell Technology, Inc.	1,670,993
9,280	NVIDIA Corp.	4,036,707
980	QUALCOMM, Inc.	108,839
4,882	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	424,246
		8,296,630
	SOFTWARE — 28.5%
3,214	Atlassian Corp. - Class A*	647,653
6,052	Cloudflare, Inc. - Class A*	381,518
6,634	Confluent, Inc. - Class A*	196,433
10,901	Datadog, Inc. - Class A*	992,972
5,795	Microsoft Corp.	1,829,771
1,742	MongoDB, Inc.*	602,488
1,945	Oracle Corp.	206,014
385	ServiceNow, Inc.*	215,200

AXS Esoterica NextG Economy ETF

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SOFTWARE (Continued)
6,393	Snowflake, Inc. - Class A*	$976,659
		6,048,708
	TOTAL COMMON STOCKS
	(Cost $20,161,655)	19,136,431
	EXCHANGE-TRADED FUNDS — 5.5%
7,022	iShares 20+ Year Treasury Bond ETF*	622,781
5,361	iShares TIPS Bond ETF*	556,043
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $1,296,364)	1,178,824
	TOTAL INVESTMENTS — 95.8%
	(Cost $21,458,019)	20,315,255
	Other Assets in Excess of Liabilities — 4.2%	885,203
	TOTAL NET ASSETS — 100.0%	$21,200,458

ADR – American Depository Receipt

ETF – Exchange-Traded Fund

*Non-income producing security.

See accompanying Notes to Financial Statements.

AXS Esoterica NextG Economy ETF

SUMMARY OF INVESTMENTS

As of September 30, 2023 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Semiconductors	39.1%
Software	28.5%
Internet	13.4%
Auto Manufacturers	5.2%
Computers	1.7%
Real Estate	1.7%
Commercial Services	0.7%
Total Common Stocks	90.3%
Exchange-Traded Funds	5.5%
Total Investments	95.8%
Other Assets in Excess of Liabilities	4.2%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

AXS Funds

STATEMENTS OF ASSETS AND LIABILITIES

As of September 30, 2023 (Unaudited)

	AXS Astoria Inflation Sensitive ETF	AXS Change Finance ESG ETF	AXS First Priority CLO Bond ETF
Assets:
Investments, at value (cost $55,228,634, $116,072,990 and $6,875,408, respectively)	$57,326,777	$118,206,694	$6,886,937
Cash	337,880	210,436	482,058
Receivables:
Investment securities sold	597,612	1,670,587	-
Dividends and interest	61,947	69,030	93,079
Reclaims receivable	92,786	3,047	-
Due from Advisor	-	-	783
Prepaid expenses	-	-	-
Other receivable (Note 3)	-	11,348	-
Total assets	58,417,002	120,171,142	7,462,857

Liabilities:
Foreign currency due to custodian, at value (proceeds $0, $0 and $0, respectively)	-	-	-
Payables:
Investment securities purchased	-	1,667,919	-
Advisory fees	11,775	38,147	-
Fund administration fees	-	-	-
Transfer agent fees and expenses	-	-	-
Custody fees	-	-	-
Due to custodian	545,158	-	-
Fund accounting fees	-	-	-
Auditing fees	-	-	-
Chief Compliance Officer fees	-	-	-
Legal fees	-	-	-
Trustees' fees and expenses	-	-	-
Trustees' deferred compensation (Note 3)	-	-	-
Shareholder reporting fees	-	-	-
Accrued other expenses	-	-	-
Total liabilities	556,933	1,706,066	-
Commitments and contingencies (Note 3)
Net Assets	$57,860,069	$118,465,076	$7,462,857

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$67,247,876	$133,800,385	$7,564,824
Total distributable earnings (accumulated deficit)	(9,387,807)	(15,335,309)	(101,967)
Net Assets	$57,860,069	$118,465,076	$7,462,857

Shares of beneficial interest issued and outstanding	2,250,000	4,000,000	300,000
Net asset value per share	$25.72	$29.62	$24.88

See accompanying Notes to Financial Statements.

AXS Funds

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of September 30, 2023 (Unaudited)

	AXS Green Alpha ETF	AXS Brendan Wood TopGun Index ETF	AXS Esoterica NextG Economy ETF
Assets:
Investments, at value (cost $74,395,265, $1,746,608 and $21,458,019, respectively)	$70,102,384	$1,810,494	$20,315,255
Cash	288,406	69,076	992,455
Receivables:
Investment securities sold	-	-	-
Dividends and interest	91,047	179	3,674
Reclaims receivable	11,972	441	-
Due from Advisor	-	-	-
Prepaid expenses	-	-	23
Other receivable (Note 3)	-	-	-
Total assets	70,493,809	1,880,190	21,311,407

Liabilities:
Foreign currency due to custodian, at value (proceeds $0, $0 and $47,662, respectively)	-	-	47,745
Payables:
Investment securities purchased	-	-	-
Advisory fees	52,285	240	106
Fund administration fees	-	-	7,405
Transfer agent fees and expenses	-	-	2,907
Custody fees	-	-	8,163
Due to custodian	132	63,091	-
Fund accounting fees	-	-	14,434
Auditing fees	-	-	7,999
Chief Compliance Officer fees	-	-	2,248
Legal fees	-	-	5,854
Trustees' fees and expenses	-	-	2,722
Trustees' deferred compensation (Note 3)	-	-	1,137
Shareholder reporting fees	-	-	3,144
Accrued other expenses	-	-	7,085
Total liabilities	52,417	63,331	110,949
Commitments and contingencies (Note 3)
Net Assets	$70,441,392	$1,816,859	$21,200,458

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$75,781,765	$1,818,436	$27,057,147
Total distributable earnings (accumulated deficit)	(5,340,373)	(1,577)	(5,856,689)
Net Assets	$70,441,392	$1,816,859	$21,200,458

Shares of beneficial interest issued and outstanding	2,500,000	60,000	475,754
Net asset value per share	$28.18	$30.28	$44.56

See accompanying Notes to Financial Statements.

AXS Astoria Inflation Sensitive ETF

STATEMENTS OF OPERATIONS

For the Six Months Ended September 30, 2023 (Unaudited)
Investment Income:
Dividends (net of foreign withholding taxes of $43,506)	$989,883
Interest	6,192
Total investment income	996,075

Expenses:
Advisory fees	219,191
Interest expense	156
Total expenses	219,347
Net investment income (loss)	776,728

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Investments	(2,640,835)
Investments in-kind	1,986,673
Foreign currency transactions	(23,109)
Net realized gain (loss)	(677,271)
Net change in unrealized appreciation/depreciation on:
Investments	2,367,383
Foreign currency translations	(7,336)
Net change in unrealized appreciation/depreciation	2,360,047
Net realized and unrealized gain (loss)	1,682,776

Net Increase (Decrease) in Net Assets from Operations	$2,459,504

See accompanying Notes to Financial Statements.

AXS Change Finance ESG ETF

STATEMENTS OF OPERATIONS

	For the Six Months Ended September 30, 2023 (Unaudited)	For the Period Ended March 31, 2023*
Investment Income:
Dividends	$880,784	$1,165,148
Interest	8,501	13,065
Total investment income	889,285	1,178,213

Expenses:
Advisory fees	297,249	348,093
Interest expense	269	-
Total expenses	297,518	348,093
Net investment income (loss)	591,767	830,120

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Investments	(3,797,722)	(4,944,138)
Investments in-kind	4,661,726	215,696
Net realized gain (loss)	864,004	(4,728,442)
Net change in unrealized appreciation/depreciation on: Investments	1,583,011	6,017,674
Net change in unrealized appreciation/depreciation	1,583,011	6,017,674
Net increase from payments by affiliates (Note 3)	-	72,000
Net realized and unrealized gain (loss)	2,447,015	1,361,232

Net Increase (Decrease) in Net Assets from Operations	$3,038,782	$2,191,352

*	Fiscal year end changed to March 31, effective February 1, 2023.

See accompanying Notes to Financial Statements.

AXS First Priority CLO Bond ETF

STATEMENTS OF OPERATIONS

	For the Six Months Ended September 30, 2023 (Unaudited)	For the Period Ended March 31, 2023*
Investment Income:
Interest	$242,804	$248,559
Total investment income	242,804	248,559

Expenses:
Advisory fees	9,253	12,201
Total expenses	9,253	12,201
Net investment income (loss)	233,551	236,358

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Investments	-	(15,473)
Net realized gain (loss)	-	(15,473)
Net change in unrealized appreciation/depreciation on:
Investments	73,511	69,786
Net change in unrealized appreciation/depreciation	73,511	69,786
Net realized and unrealized gain (loss)	73,511	54,313

Net Increase (Decrease) in Net Assets from Operations	$307,062	$290,671

*	Fiscal year end changed to March 31, effective February 1, 2023.

See accompanying Notes to Financial Statements.

AXS Green Alpha ETF

STATEMENTS OF OPERATIONS

For the Six Months Ended September 30, 2023 (Unaudited)
Investment Income:
Dividends (net of foreign withholding taxes of $31,496)	$518,145
Interest	30,206
Total investment income	548,351

Expenses:
Advisory fees	368,079
Total expenses	368,079
Net investment income (loss)	180,272

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Investments	(1,027,219)
Foreign currency transactions	15
Net realized gain (loss)	(1,027,204)
Net change in unrealized appreciation/depreciation on:
Investments	(8,067,185)
Foreign currency translations	(100)
Net change in unrealized appreciation/depreciation	(8,067,285)
Net realized and unrealized gain (loss)	(9,094,489)

Net Increase (Decrease) in Net Assets from Operations	$(8,914,217)

See accompanying Notes to Financial Statements.

AXS Brendan Wood TopGun Index ETF

STATEMENTS OF OPERATIONS

For the Six Months Ended September 30, 2023 (Unaudited)
Investment Income:
Dividends (net of foreign withholding taxes of $1,642)	$11,252
Interest	1,511
Total investment income	12,763

Expenses:
Advisory fees	9,015
Interest expense	3,472
Total expenses	12,487
Net investment income (loss)	276

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Investments	(43,078)
Foreign currency transactions	314
Net realized gain (loss)	(42,764)
Net change in unrealized appreciation/depreciation on:
Investments	80,040
Foreign currency translations	(473)
Net change in unrealized appreciation/depreciation	79,567
Net realized and unrealized gain (loss)	36,803

Net Increase (Decrease) in Net Assets from Operations	$37,079

See accompanying Notes to Financial Statements.

AXS Esoterica NextG Economy ETF

STATEMENTS OF OPERATIONS

	For the Six Months Ended September 30, 2023 (Unaudited)	For the Period Ended March 31, 2023*
Investment Income:
Dividends (net of foreign withholding taxes of $1,761 and $1,769, respectively)	$47,654	$26,559
Interest	12,489	10,505
Total investment income	60,143	37,064
Expenses:
Advisory fees	78,846	54,196
Fund administration fees	19,315	11,069
Fund accounting fees	14,910	15,299
Transfer agent fees and expenses	5,865	2,791
Custody fees	11,540	3,462
Shareholder reporting fees	8,741	4,332
Legal fees	4,735	10,210
Auditing fees	10,106	15,500
Trustees' fees and expenses	2,055	7,343
Insurance fees	26	3,694
Chief Compliance Officer fees	4,093	11,277
Interest expense	788	-
Miscellaneous	4,526	14,784
Total expenses	165,546	153,957
Advisory fees (waived) recovered	(78,846)	(54,196)
Other expenses absorbed	(7,066)	(45,551)
Net expenses	79,634	54,210
Net investment income (loss)	(19,491)	(17,146)

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Investments	(469,666)	(770,745)
Investments in-kind	225,785	-
Foreign currency transactions	(7,567)	-
Net realized gain (loss)	(251,448)	(770,745)
Net change in unrealized appreciation/depreciation on:
Investments	2,259,681	4,130,066
Foreign currency translations	(17,794)	17,711
Net change in unrealized appreciation/depreciation	2,241,887	4,147,777
Net realized and unrealized gain (loss)	1,990,439	3,377,032

Net Increase (Decrease) in Net Assets from Operations	$1,970,948	$3,359,886

* Fiscal year end changed to March 31, effective February 1, 2023.

See accompanying Notes to Financial Statements.

AXS Astoria Inflation Sensitive ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended September 30, 2023 (Unaudited)	For the Year Ended March 31, 2023
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$776,728	$2,307,336
Net realized gain (loss) on investments, investments in kind and foreign currency transactions	(677,271)	(5,748,142)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	2,360,047	(4,391,646)
Net increase (decrease) in net assets resulting from operations	2,459,504	(7,832,452)

Distributions to Shareholders:
Total distributions to shareholders	(954,175)	(2,383,576)

Capital Transactions:
Net proceeds from shares sold	7,511,045	57,132,883
Cost of shares redeemed	(20,144,380)	(39,891,398)
Net increase (decrease) in net assets from capital transactions	(12,633,335)	17,241,485

Total increase (decrease) in net assets	(11,128,006)	7,025,457

Net Assets:
Beginning of period	68,988,075	61,962,618
End of period	$57,860,069	$68,988,075
Capital Share Transactions:
Shares sold	300,000	2,175,000
Shares redeemed	(800,000)	(1,600,000)
Net increase (decrease) in capital share transactions	(500,000)	575,000

See accompanying Notes to Financial Statements.

AXS Change Finance ESG ETF^

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended September 30, 2023 (Unaudited)	For the Period Ended March 31, 2023*	For the Year Ended July 31, 2022
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$591,767	$830,120	$985,697
Net realized gain (loss) on investments and investments in kind	864,004	(4,728,442)	(2,957,970)
Net change in unrealized appreciation/depreciation on investments	1,583,011	6,017,674	(16,901,094)
Net increase from payment by affiliates (Note 3)	-	72,000	-
Net increase (decrease) in net assets resulting from operations	3,038,782	2,191,352	(18,873,367)

Distributions to Shareholders:
Total distributions to shareholders	-	(1,153,807)	(637,137)

Capital Transactions:
Net proceeds from shares sold	20,634,085	18,498,011	98,740,402
Cost of shares redeemed	(22,164,805)	(5,859,190)	(55,991,155)
Net increase (decrease) in net assets from capital transactions	(1,530,720)	12,638,821	42,749,247

Total increase (decrease) in net assets	1,508,062	13,676,366	23,238,743

Net Assets:
Beginning of period	116,957,014	103,280,648	80,041,905
End of period	$118,465,076	$116,957,014	$103,280,648
Capital Share Transactions:
Shares sold	675,000	675,000	2,975,000
Shares redeemed	(725,000)	(225,000)	(1,725,000)
Net increase (decrease) in capital share transactions	(50,000)	450,000	1,250,000

^	With the Plan of Reorganization with respect to the AXS Change Finance ESG ETF (formerly, Change Finance U.S. Large Cap Fossil Fuel Free ETF), shareholders received shares of the AXS Change Finance ESG ETF effective as of the close of business on March 18, 2022. See Note 1 in the accompanying Notes to Financial Statements.
*	Fiscal year end changed to March 31, effective February 1, 2023.

See accompanying Notes to Financial Statements.

AXS First Priority CLO Bond ETF^

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended September 30, 2023 (Unaudited)	For the Period Ended March 31, 2023*	For the Year Ended July 31, 2022
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$233,551	$236,358	$127,189
Net realized gain (loss) on investments	-	(15,473)	(136,062)
Net change in unrealized appreciation/depreciation on investments	73,511	69,786	(160,596)
Net increase (decrease) in net assets resulting from operations	307,062	290,671	(169,469)

Distributions to Shareholders:
Total distributions to shareholders	(195,512)	(256,072)	(118,047)

Capital Transactions:
Cost of shares redeemed	-	-	(2,434,390)
Transactions fees (Note 2c)	-	-	6,086
Net increase (decrease) in net assets from capital transactions	-	-	(2,428,304)

Total increase (decrease) in net assets	111,550	34,599	(2,715,820)

Net Assets:
Beginning of period	7,351,307	7,316,708	10,032,528
End of period	$7,462,857	$7,351,307	$7,316,708
Capital Share Transactions:
Shares redeemed	-	-	(100,000)
Net increase (decrease) in capital share transactions	-	-	(100,000)

^	With the Plan of Reorganization with respect to the AXS First Priority CLO Bond ETF (formerly, AAF First Priority CLO Bond ETF), Investor Class shareholders received Investor Class shares of the AXS First Priority CLO Bond ETF effective as of the close of business on October 14, 2022. See Note 1 in the accompanying Notes to Financial Statements.
*	Fiscal year end changed to March 31, effective February 1, 2023.

See accompanying Notes to Financial Statements.

AXS Green Alpha ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended September 30, 2023 (Unaudited)	For the Period Ended March 31, 2023*
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$180,272	$195,440
Net realized gain (loss) on investments, investments in kind and foreign currency transactions	(1,027,204)	334,578
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(8,067,285)	3,774,340
Net increase (decrease) in net assets resulting from operations	(8,914,217)	4,304,358

Distributions to Shareholders:
Total distributions to shareholders	(350,598)	(66,380)

Capital Transactions:
Net proceeds from shares sold	9,771,241	67,035,896
Cost of shares redeemed	-	(1,338,908)
Net increase (decrease) in net assets from capital transactions	9,771,241	65,696,988

Total increase (decrease) in net assets	506,426	69,934,966

Net Assets:
Beginning of period	69,934,966	-
End of period	$70,441,392	$69,934,966
Capital Share Transactions:
Shares sold	310,000	2,230,000
Shares redeemed	-	(40,000)
Net increase (decrease) in capital share transactions	310,000	2,190,000

*	The Fund commenced operations on September 27, 2022.

See accompanying Notes to Financial Statements.

AXS Brendan Wood TopGun Index ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended September 30, 2023 (Unaudited)	For the Period Ended March 31, 2023*
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$276	$4,704
Net realized gain (loss) on investments and foreign currency transactions	(42,764)	(24,036)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	79,567	(15,321)
Net increase (decrease) in net assets resulting from operations	37,079	(34,653)

Distributions to Shareholders:
Total distributions to shareholders	-	(4,003)

Capital Transactions:
Net proceeds from shares sold	-	1,818,436
Net increase (decrease) in net assets from capital transactions	-	1,818,436

Total increase (decrease) in net assets	37,079	1,779,780

Net Assets:
Beginning of period	1,779,780	-
End of period	$1,816,859	$1,779,780
Capital Share Transactions:
Shares sold	-	60,000
Net increase (decrease) in capital share transactions	-	60,000

*	The Fund commenced operations on November 8, 2022.

See accompanying Notes to Financial Statements.

AXS Esoterica NextG Economy ETF^

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended September 30, 2023 (Unaudited)	For the Period Ended March 31, 2023*	For the Year Ended October 31, 2022
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(19,491)	$(17,146)	$(110,864)
Net realized gain (loss) on investments, investments in kind and foreign currency transactions	(251,448)	(770,745)	(3,458,942)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	2,241,887	4,147,777	(16,174,608)
Net increase (decrease) in net assets resulting from operations	1,970,948	3,359,886	(19,744,414)
Capital Transactions:
Net proceeds from shares sold[1]	3,513,032	-	1,671,569
Cost of shares redeemed[1]	(4,110,840)	-	(11,425,487)
Transactions fees (Note 2c)	152	-	3,371
Net increase (decrease) in net assets from capital transactions	(597,656)	-	(9,750,547)

Total increase (decrease) in net assets	1,373,292	3,359,886	(29,494,961)
Net Assets:
Beginning of period	19,827,166	16,467,280	45,962,241
End of period	$21,200,458	$19,827,166	$16,467,280
Capital Share Transactions:
Shares sold	75,000	-	25,000
Shares redeemed	(100,000)	-	(250,000)
Net increase (decrease) in capital share transactions	(25,000)	-	(225,000)

^	With the Plan of Reorganization with respect to the AXS Esoterica NextG Economy ETF (formerly, Esoterica NextG Economy ETF), shareholders received shares of the AXS Esoterica NextG Economy ETF effective as of the close of business on December 16, 2022. See Note 1 in the accompanying Notes to Financial Statements.
*	Fiscal year end changed to March 31, effective February 1, 2023.
[1]	For the year ended October 31, 2022, the Fund had 250,000 Shares redeemed in-kind with total cost in the amount of $11,425,487. For the year ended October 31, 2021, the Fund had 725,000 Shares contributed in-kind with total proceeds in the amount of $38,854,252 and 275,000 Shares redeemed in-kind with total cost in the amount of $15,090,555.

See accompanying Notes to Financial Statements.

AXS Brendan Wood TopGun Index ETF

STATEMENT OF CASH FLOWS

For the Six Months Ended September 30, 2023 (Unaudited)

Increase (Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net increase (decrease) in net assets resulting from operations	$37,079
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash provided by (used for) operating activities:
Purchases of long-term investments	(338,156)
Sales of long-term investments	336,538
Return of capital dividends received	-
(Increase) Decrease in Assets:
Foreign currency	164,606
Investment securities sold receivable	10,522
Due from Advisor	4,014
Dividends and interest receivables	1,067
Reclaims receivable	164
Increase (Decrease) in Liabilities:
Due to Custodian	(110,035)
Advisory fees payable	240
Net realized (gain)/loss	43,078
Net change in unrealized appreciation/depreciation	(80,041)
Net cash provided by (used for) operating activities	69,076
Cash flows provided by (used for) financing activities:
Proceeds from shares sold	-
Dividends paid to shareholders, net of reinvestments	-
Net cash provided by (used for) financing activities	-

Net Increase (Decrease) in cash	69,076
Cash and cash equivalents
Beginning cash balance	-
Beginning cash held at broker	-
Total beginning cash and cash equivalents	-

Ending cash balance	69,076
Ending cash held at broker	-
Total ending cash and cash equivalents	$69,076
Supplemental disclosure of interest expense paid	$4,709

See accompanying Notes to Financial Statements.

AXS Astoria Inflation Sensitive ETF

FINANCIAL HIGHLGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended September 30, 2023 (Unaudited)	For the Year Ended March 31, 2023	For the Period Ended March 31, 2022*
Net asset value, beginning of period	$25.09	$28.49	$25.00
Income from Investment Operations:
Net investment income (loss)[1]	0.32	0.90	0.17
Net realized and unrealized gain (loss)	0.72	(3.45)	3.32
Total from investment operations	1.04	(2.55)	3.49

Less Distributions:
From net investment income	(0.41)	(0.85)	-
Total distributions	(0.41)	(0.85)	-
Net asset value, end of period	$25.72	$25.09	$28.49

Total return[2,3]	4.18%[4]	(8.72)%	13.96%[4]

Total return at market price[2,5]	3.95%[4]	(9.06)%	14.20%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$57,860	$68,988	$61,963
Ratio of expenses to average net assets[6]	0.70%[7]	0.70%	0.70%[7]
Ratio of net investment income (loss) to average net assets	2.48%[7]	3.50%	2.51%[7]

Portfolio turnover rate[8]	60%[4]	81%	11%[4]

*	The Fund commenced operations on December 29, 2021.
[1]	Based on average shares outstanding during the period.
[2]	Total returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[3]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[4]	Not annualized.
[5]	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on the NYSE Arca. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund's closing price on the NYSE Arca.
[6]	If interest expense had been excluded, the expense ratios would have remained unchanged for the six months ended September 30, 2023. For the periods ended March 31, 2023 and March 31, 2022, the ratios would have remained unchanged.
[7]	Annualized.
[8]	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

AXS Change Finance ESG ETF^

FINANCIAL HIGHLGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended September 30, 2023 (Unaudited)	For the Period Ended March 31, 2023*	For the Year Ended July 31, 2022	For the Year Ended July 31, 2021	For the Year Ended July 31, 2020	For the Year Ended July 31, 2019
Net asset value, beginning of period	$28.88	$28.69	$34.06	$24.44	$21.88	$19.66
Income from Investment Operations:
Net investment income (loss)[1]	0.15	0.22	0.29	0.25	0.29	0.30
Net realized and unrealized gain (loss)	0.59	0.25	(5.46)	9.54	2.47	2.13
Net increase from payments by affiliates (Note 3)	-	0.02	-	-	-	-
Total from investment operations	0.74	0.49	(5.17)	9.79	2.76	2.43

Less Distributions:
From net investment income	-	(0.30)	(0.20)	(0.17)	(0.20)	(0.21)
Total distributions	-	(0.30)	(0.20)	(0.17)	(0.20)	(0.21)
Net asset value, end of period	$29.62	$28.88	$28.69	$34.06	$24.44	$21.88

Total return[2,3]	2.56%[4]	1.78%[4,5]	(15.29)%	40.19%	12.69%	12.63%

Total return at market price[2,6]	2.53%[4]	1.74%[4]	(15.32)%	40.44%	12.34%	12.72%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$118,465	$116,957	$103,281	$80,042	$19,551	$8,750
Ratio of expenses to average net assets	0.49%[7,8]	0.49%[7]	0.49%	0.49%	0.49%	0.49%
Ratio of net investment income (loss) to average net assets	0.98%[7]	1.17%[7]	0.94%	0.82%	1.33%	1.48%
Portfolio turnover rate[9]	40%[4]	41%[4]	162%	85%	120%	46%

^	Financial information from October 9, 2017 through March 18, 2022 is for the Change Finance ESG ETF, which was reorganized into the AXS Change Finance ESG ETF as of the close of business on March 18, 2022. See Note 1 in the accompanying Notes to Financial Statements.
*	Fiscal year end changed to March 31, effective February 1, 2023.
[1]	Based on average shares outstanding during the period.
[2]	Total returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[3]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[4]	Not annualized.
[5]	Non-affiliate reimbursed the Fund $72,000 for errors during processing. The reimbursement had a 0.07% impact to the Fund's performance.
[6]	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on the NYSE Arca. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund's closing price on the NYSE Arca.
[7]	Annualized.
[8]	If interest expense had been excluded, the expense ratios would have remained unchanged for the six months ended September 30, 2023.
[9]	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

AXS First Priority CLO Bond ETF^

FINANCIAL HIGHLGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended September 30, 2023 (Unaudited)	For the Period Ended March 31, 2023*	For the Year Ended July 31, 2022	For the Period Ended July 31, 2021**
Net asset value, beginning of period	$24.50	$24.39	$25.08	$25.00
Income from Investment Operations:
Net investment income (loss)[1]	0.78	0.79	0.32	0.25
Net realized and unrealized gain (loss)	0.25	0.17	(0.74)	0.02 [2]
Total from investment operations	1.03	0.96	(0.42)	0.27

Less Distributions:
From net investment income	(0.65)	(0.85)	(0.29)	(0.22)
From net realized gain	-	-	- [3]	-
Total distributions	(0.65)	(0.85)	(0.29)	(0.22)
Transaction fees[1]	-	-	0.02	0.03
Net asset value, end of period	$24.88	$24.50	$24.39	$25.08

Total return[4,5]	4.27%[6]	4.02%[6]	(1.60)%	1.21%[6]

Total return at market price[5,7]	4.40%[6]	4.28%[6]	(1.73)%	0.98%[6]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$7,463	$7,351	$7,317	$10,033
Ratio of expenses to average net assets	0.25%[8]	0.25%[8]	0.25%	0.25%[8]
Ratio of net investment income (loss) to average net assets	6.31%[8]	4.84%[8]	1.29%	1.11%[8]
Portfolio turnover rate[9]	-%[6]	8%[6]	73%	34%[6]

^	Financial information from September 8, 2020 through October 14, 2022 is for the First Priority CLO Bond ETF, which was reorganized into the AXS First Priority CLO Bond ETF as of the close of business on October 14, 2022. See Note 1 in the accompanying Notes to Financial Statements.
*	Fiscal year end changed to March 31, effective February 1, 2023.
**	The Fund commenced operations on September 8, 2020.
[1]	Based on average shares outstanding during the period.
[2]	Due to timing of capital share transactions, the per share amount of net realized and unrealized gain (loss) on investments varies from the amounts shown in the Statement of Operations.
[3]	Amount represents less than $0.01 per share.
[4]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[5]	Total returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[6]	Not annualized.
[7]	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on the NYSE Arca. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund's closing price on the NYSE Arca.
[8]	Annualized.
[9]	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

AXS Green Alpha ETF

FINANCIAL HIGHLGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended September 30, 2023 (Unaudited)	For the Period Ended March 31, 2023*
Net asset value, beginning of period	$31.93	$30.00
Income from Investment Operations:
Net investment income (loss)[1]	0.08	0.11
Net realized and unrealized gain (loss)	(3.68)	1.86
Total from investment operations	(3.60)	1.97

Less Distributions:
From net investment income	(0.15)	(0.04)
Total distributions	(0.15)	(0.04)
Net asset value, end of period	$28.18	$31.93

Total return[2,3]	(11.31)%[4]	6.57%[4]

Total return at market price[3,5]	(11.32)%[4]	6.80%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$70,441	$69,935
Ratio of expenses to average net assets	1.00%[6]	1.00%[6,7]
Ratio of net investment income (loss) to average net assets	0.49%[6]	0.68%[6]
Portfolio turnover rate[8]	2%[4]	2%[4]

*	The Fund commenced operations on September 27, 2022.
[1]	Based on average shares outstanding during the period.
[2]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[3]	Total returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[4]	Not annualized.
[5]	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on the NYSE Arca. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund's closing price on the NYSE Arca.
[6]	Annualized.
[7]	If interest expense had been excluded, the expense ratios would have remained unchanged for the period ended March 31, 2023.
[8]	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

AXS Brendan Wood TopGun Index ETF

FINANCIAL HIGHLGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended September 30, 2023 (Unaudited)	For the Period Ended March 31, 2023*
Net asset value, beginning of period	$29.66	$30.00
Income from Investment Operations:
Net investment income (loss)[1]	-	0.09
Net realized and unrealized gain (loss)	0.62	(0.35)
Total from investment operations	0.62	(0.26)

Less Distributions:
From net investment income	-	(0.08)
Total distributions	-	(0.08)
Net asset value, end of period	$30.28	$29.66

Total return[2,3]	2.09%[4]	(0.86)%[4]

Total return at market price[2,5]	1.95%[4]	(0.69)%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,817	$1,780
Ratio of expenses to average net assets	1.36%[6,7]	1.73%[6,7]
Ratio of net investment income (loss) to average net assets	0.03%[6]	0.75%[6]
Portfolio turnover rate[8]	18%[4]	51%[4]

*	The Fund commenced operations on November 8, 2022.
[1]	Based on average shares outstanding during the period.
[2]	Total returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[3]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[4]	Not annualized.
[5]	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on NYSE Arca, Inc. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund's closing price on NYSE Arca, Inc.
[6]	Annualized.
[7]	If interest expense had been excluded, the expense ratio would have been lowered by 0.38% for the period ended September 30, 2023 and 0.75% for the period ended March 31, 2023.
[8]	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

AXS Esoterica NextG Economy ETF^

FINANCIAL HIGHLGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended September 30, 2023 (Unaudited)	For the Period Ended March 31, 2023*	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021	For the Period Ended October 31, 2020**
Net asset value, beginning of period	$39.59	$32.88	$63.33	$43.22	$25.60
Income from Investment Operations:
Net investment income (loss)[1]	(0.04)	(0.03)	(0.18)	(0.20)	(0.07)
Net realized and unrealized gain (loss)	5.01	6.74	(30.28)	20.28	17.69
Total from investment operations	4.97	6.71	(30.46)	20.08	17.62

Transaction fees[1]	- [2]	-	0.01	0.03	- [2]
Net asset value, end of period	$44.56	$39.59	$32.88	$63.33	$43.22

Total return[3,4]	12.55%[5]	20.41%[5]	(48.08)%	46.53%	68.85%[5]

Total return at market price[4,6]	12.84%[5]	20.26%[5]	(48.05)%	46.27%	68.80%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$21,200	$19,827	$16,467	$45,962	$11,918

Ratio of expenses to average net assets (including interest expense):
Before fees waived and expenses absorbed/recovered	1.57%[7,8]	2.13%[8]	2.01%	1.55%	3.90%[8]
After fees waived and expenses absorbed/recovered	0.76%[7,8]	0.75%[8]	0.75%	0.75%	0.75%[8]
Ratio of net investment income (loss) to average net assets (including interest expense):
Before fees waived and expenses absorbed/recovered	(1.00)%[8]	(1.62)%[8]	(1.62)%	(1.16)%	(3.44)%[8]
After fees waived and expenses absorbed/recovered	(0.19)%[8]	(0.24)%[8]	(0.36)%	(0.36)%	(0.29)%[8]

Portfolio turnover rate[9]	17%[5]	16%[5]	31%	29%	130%[5]

^	Financial information from March 30, 2020 through December 16, 2022 is for the Esoterica NextG Economy ETF, which was reorganized into the AXS Esoterica NextG Economy ETF as of the close of business on December 16, 2022. See Note 1 in the accompanying Notes to Financial Statements.
*	Fiscal year end changed to March 31, effective February 1, 2023.
**	The Fund commenced operations on March 30, 2020.
[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[4]	Total return would have been lower had fees not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[5]	Not annualized.
[6]	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on the CBOE BZX Exchange, Inc. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund's closing price on the CBOE BZX Exchange, Inc.
[7]	If interest expense had been excluded, the expense ratios would have been lowered by 0.01% for six months ended September 30, 2023.
[8]	Annualized.
[9]	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

AXS Funds

NOTES TO FINANCIAL STATEMENTS

September 30, 2023 (Unaudited)

Note 1 – Organization

AXS Astoria Inflation Sensitive ETF (the “Astoria Inflation Sensitive ETF”), AXS Change Finance ESG ETF (the “Change Finance ESG ETF”), AXS First Priority CLO Bond ETF (the “First Priority CLO Bond ETF”), AXS Green Alpha ETF (the “Green Alpha ETF”), AXS Brendan Wood TopGun Index ETF (the “Brendan Wood TopGun Index ETF”) and AXS Esoterica NextG Economy ETF (the “Esoterica NextG Economy ETF”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Astoria Inflation Sensitive ETF’s primary investment objective is to seek long-term capital appreciation in inflation-adjusted terms. The Astoria Inflation Sensitive ETF is classified as a non-diversified Fund. The Astoria Inflation Sensitive ETF is an actively managed exchange-traded fund (“ETF”). The Astoria Inflation Sensitive ETF commenced operations on December 29, 2021.

The Change Finance ESG ETF’s primary investment objective is to seek to track the performance, before fees and expenses, of the Change Finance Diversified Impact U.S. Large Cap Fossil Fuel Free Index. The Change Finance ESG ETF is classified as a diversified Fund. The Change Finance ESG ETF is a passively managed ETF. Effective February 1, 2023, the Change Finance ESG ETF changed fiscal and tax year ends from July 31st to March 31st.

The Change Finance ESG ETF commenced investment operations on March 21, 2022. Prior to that date, the Change Finance ESG ETF acquired the assets and assumed the liabilities of the Change Finance U.S. Large Cap Fossil Fuel Free ETF (the "Change Finance ESG ETF Predecessor Fund"), a series of ETF Series Solutions in a tax-free reorganization as set out in the Agreement and Plan of Reorganization. The proposed Plan of Reorganization was approved by the Trust’s Board on December 6, 2021, by the Board of ETF Series Solutions on December 13, 2021, and by beneficial owners of the Change Finance ESG ETF Predecessor Fund on March 15, 2022. The tax-free reorganization was accomplished on March 18, 2022. As a result of the reorganization, the Change Finance ESG ETF assumed the performance and accounting history of the Change Finance ESG ETF Predecessor Fund. Financial information included for the dates prior to the reorganization is that of the Change Finance ESG ETF Predecessor Fund.

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Change Finance ESG ETF Predecessor Fund received the same aggregate share net asset value in the corresponding classes as noted below:

Shares Issued	Net Assets
3,850,000	$120,130,454

The net unrealized appreciation of investments transferred was $2,026,619 as of the date of the acquisition.

The First Priority CLO Bond ETF’s primary investment objective is to seek capital preservation and income. The First Priority CLO Bond ETF is classified as a diversified Fund. The First Priority CLO Bond ETF is an actively managed ETF. Effective February 1, 2023, the First Priority CLO Bond ETF changed fiscal year end from July 31st to March 31st.

The First Priority CLO Bond ETF commenced investment operations on October 17, 2022. Prior to that date, the First Priority CLO Bond ETF acquired the assets and assumed the liabilities of the AAF First Priority CLO Bond ETF (the "First Priority CLO Bond ETF Predecessor Fund"), a series of Listed Funds Trust in a tax-free reorganization as set out in the Agreement and Plan of Reorganization. The proposed Plan of Reorganization was approved by the Trust’s Board on April 21, 2022, by the Board of Listed Funds Trust on April 13, 2022, and by beneficial owners of the First Priority CLO Bond ETF Predecessor Fund on June 21, 2022. The tax-free reorganization was accomplished on October 14, 2022. As a result of the reorganization, the First Priority CLO Bond ETF assumed the performance and accounting history of the First Priority CLO Bond ETF Predecessor Fund. Financial information included for the dates prior to the reorganization is that of the First Priority CLO Bond ETF Predecessor Fund.

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2023 (Unaudited)

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the AAF First Priority CLO Bond ETF Predecessor Fund received the same aggregate share net asset value in the corresponding classes as noted below:

Shares Issued	Net Assets
300,000	$7,243,274

The net unrealized depreciation of investments transferred was $198,016 as of the date of the acquisition.

The Green Alpha ETF’s primary investment objective is to seek long-term capital appreciation. The Green Alpha ETF is classified as a diversified Fund. The Green Alpha ETF is an actively managed ETF. The Green Alpha ETF commenced operations on September 27, 2022.

The Brendan Wood TopGun Index ETF’s primary investment objective is to seek to track the performance, before fees and expenses, of the Brendan Wood TopGun Index. The Brendan Wood TopGun Index ETF is classified as a non-diversified Fund. The Brendan Wood TopGun Index ETF is a passively managed ETF. The Brendan Wood TopGun Index ETF commenced operations on November 8, 2022.

The Esoterica NextG Economy ETF’s primary investment objective is to seek capital appreciation. The Esoterica NextG Economy ETF is an actively managed ETF. The Esoterica NextG Economy ETF is a non-diversified fund. Effective February 1, 2023, the Esoterica NextG Economy ETF changed fiscal year end from October 31st to March 31st.

The Esoterica NextG Economy ETF commenced investment operations on December 19, 2022. Prior to that date, the Esoterica NextG Economy ETF acquired the assets and assumed the liabilities of the Esoterica NextG Economy ETF (the "Esoterica NextG Economy ETF Predecessor Fund"), a series of Listed Funds Trust in a tax-free reorganization as set out in the Agreement and Plan of Reorganization. The proposed Plan of Reorganization was approved by the Trust’s Board on October 18, 2022, by the Esoterica Thematic Trust on October 13, 2022, and by beneficial owners of the Esoterica NextG Economy ETF Predecessor Fund on December 15, 2022. The tax-free reorganization was accomplished on December 16, 2022. As a result of the reorganization, the Esoterica NextG Economy ETF assumed the performance and accounting history of the Esoterica NextG Economy ETF Predecessor Fund. Financial information included for the dates prior to the reorganization is that of the Esoterica NextG Economy ETF Predecessor Fund.

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Esoterica NextG Economy ETF Predecessor Fund received the same aggregate share net asset value in the corresponding classes as noted below:

Shares Issued	Net Assets
500,754	$16,579,393

The net unrealized depreciation of investments transferred was $7,610,299 as of the date of the acquisition.

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2023 (Unaudited)

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Funds might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Funds’ valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Funds must utilize fair value pricing. Prior to September 8, 2022, security valued at fair value as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee were subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee met as needed. The Valuation Committee was comprised of all the Trustees, but action may had been taken by any one of the Trustees.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Funds calculate the NAVs. The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date.

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2023 (Unaudited)

(c) Capital Share Transactions

Fund Shares are listed and traded on the Exchange on each day that the Exchange is open for business (“Business Day”). Individual Fund Shares may only be purchased and sold on the Exchange through a broker-dealer. Because the Funds’ Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to the NAV, greater than NAV (premium) or less than NAV (discount).

The Funds offer and redeem Shares on a continuous basis at NAV only in large blocks of Shares, currently 25,000 Shares for the Astoria Inflation Sensitive ETF, Change Finance ESG ETF and Esoterica NextG Economy ETF, 100,000 Shares for the First Priority CLO Bond ETF and 10,000 Shares for the Green Alpha ETF and Brendan Wood TopGun Index ETF, respectively (“Creation Unit”). Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Fund Shares may only be purchased from or redeemed to the Funds by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed by the Distributor, on behalf of the Funds, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the market value as set forth in the Participant Agreement. A participant agreement may permit the Funds to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Funds acquiring such shares and the value of the collateral.

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Funds. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker, which will be subject to customary brokerage commissions or fees.

A fixed purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. The Funds may adjust the creation transaction fee from time to time based upon actual experience. In addition, a variable fee may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. The Funds may adjust the non-standard charge from time to time based upon actual experience. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the deposit securities to the account of the Trust. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover. The standard Creation Unit transaction fee for the Astoria Inflation Sensitive ETF, Change Finance ESG ETF, First Priority CLO Bond ETF, Green Alpha ETF, Brendan Wood TopGun Index ETF and Esoterica NextG Economy ETF is $350, $350, $100, $100, $100 and $500, respectively, regardless of the number of Creation Units created in the transaction.

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2023 (Unaudited)

A fixed redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and Authorized Participants will be required to pay a redemption transaction fee regardless of the number of Creation Units created in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. The Funds may adjust the redemption transaction fee from time to time based upon actual experience. In addition, a variable fee, payable to the Funds, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for the Funds. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the redemption transaction fees and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the Funds securities to the account of the Trust. The non-standard charges are payable to the Funds as it incurs costs in connection with the redemption of Creation Units, the receipt of Funds securities and the cash redemption amount and other transactions costs. The standard redemption transaction fee for the Astoria Inflation Sensitive ETF, Change Finance ESG ETF, First Priority CLO Bond ETF, Green Alpha ETF, Brendan Wood TopGun Index ETF and Esoterica NextG Economy ETF is $350, $350, $100, $100, $100 and $500, respectively, regardless of the number of Creation Units redeemed in the transaction.

(d) Foreign Currency Translation

The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Standard Time. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(e) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2023 (Unaudited)

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Funds’ tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of September 30, 2023, and during the prior open tax years, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f) Distributions to Shareholders

The Funds will make distributions of net investment income per the table below and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Distribution Frequency of
Net Investment Income
Astoria Inflation Sensitive ETF	Quarterly
Change Finance ESG ETF	Annually
First Priority CLO Bond ETF	Monthly
Green Alpha ETF	Quarterly
Brendan Wood TopGun Index ETF	Annually
Esoterica NextG Economy ETF	Annually

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(g) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by the Funds exceed 15% of its NAV, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2023 (Unaudited)

(h) Exchange Traded Funds (ETFs)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these acquired expenses. Therefore, the cost of investing in the Funds will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

Each ETF in which the Funds invest is subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk as well as risks associated with fixed-income securities.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of each Fund, entered into an Investment Advisory Agreement (the “Agreement”) with AXS Investments LLC (the “Advisor”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor based on each Fund’s average daily net assets. The annual rates are listed in the table below:

Investment Advisory Fees
Astoria Inflation Sensitive ETF	0.70%
Change Finance ESG ETF	0.49%
First Priority CLO Bond ETF	0.25%
Green Alpha ETF	1.00%
Brendan Wood TopGun Index ETF	0.98%
Esoterica NextG Economy ETF	0.75%

The Advisor has agreed to pay all expenses of the Astoria Inflation Sensitive ETF, Change Finance ESG ETF, First Priority CLO Bond ETF, Green Alpha ETF and Brendan Wood TopGun Index ETF except for the advisory fee, interest, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing or settlement of orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

Prior to the close of business on December 16, 2022, investment advisory services were provided to the Esoterica NextG Economy ETF Predecessor Fund by Esoterica Capital LLC (“Esoterica” or “Sub-Advisor”), which received investment management fees for its services pursuant to the terms of the investment advisory agreements for the Fund’s Predecessor Fund’s. The investment advisory fees, which were computed and accrued daily and paid monthly, at an annual rate of 0.75% of the Funds’ average daily net assets. For the period December 17, 2022 through March 31, 2023, the Esoterica NextG Economy ETF paid the Advisor $38,285. For the period November 1, 2022 through December 16, 2022, the NextG Economy ETF Predecessor Fund paid Esoterica $15,911.

The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses to ensure that total annual operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, other fees related to underlying investments (such as option fees and expenses or swap fees and expenses), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) in order to limit total annual operating expenses of each fund. This agreement is in effect until December 16, 2024 for the Esoterica NextG Economy ETF and it may be terminated before that date only by the Trust’s Board of Trustees. The table below contains the expense cap by Fund:

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2023 (Unaudited)

Total Limit on Annual
Operating Expenses
Esoterica NextG Economy ETF	0.75%

The Advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period of three years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Esoterica NextG Economy ETF’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. The Advisor may recapture all or a portion of this amount no later than the years stated below:

Esoterica NextG Economy ETF
March 31, 2026	$51,804
March 31, 2027	85,912
Total	$137,716

For the period November 1, 2022 through December 16, 2022, Esoterica waived advisory fees and other expenses absorbed totaling $47,943 for the Esoterica NextG Economy ETF Predecessor Fund. These amounts are not recoupable.

The Advisor has engaged Astoria Portfolio Advisors LLC (“Astoria”) to manage the Astoria Inflation Sensitive ETF’s overall investment program and pays Astoria an annual sub-advisory fee based upon the Astoria Inflation Sensitive ETF’s average daily net assets. The Advisor is responsible for paying the entire amount of Astoria’s sub-advisory fee. The Astoria Inflation Sensitive ETF does not directly pay the Sub-Advisor.

The Advisor has engaged Change Finance, PBC (“Change Finance” or the “Sub-Advisor”) to manage the Change Finance ESG ETF’s overall investment program and pays Change Finance an annual sub-advisory fee based upon the Change Finance ESG ETF’s investment advisory fees. The Advisor is responsible for paying the entire amount of Change Finance’s sub-advisory fee. The Change Finance ESG ETF does not directly pay the Sub-Advisor.

The Advisor has engaged Alternative Access Funds, LLC (“AAF” or the “Sub-Advisor”) to manage the First Priority CLO Bond ETF’s overall investment program and pays AAF an annual sub-advisory fee based upon the First Priority CLO Bond ETF’s investment advisory fees. The Advisor is responsible for paying the entire amount of AAF’s sub-advisory fee. The First Priority CLO Bond ETF does not directly pay the Sub-Advisor.

The Advisor has engaged Green Alpha Advisors, LLC (“Green Alpha”) to manage the Green Alpha ETF’s overall investment program and pays Green Alpha an annual sub-advisory fee based upon the Green Alpha ETF’s investment advisory fees. The Advisor is responsible for paying the entire amount of Green Alpha’s sub-advisory fee. The Green Alpha ETF does not directly pay the Sub-Advisor.

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2023 (Unaudited)

The Advisor has engaged Esoterica to manage the Esoterica NextG Economy ETF’s overall investment program and pays Esoterica an annual sub-advisory fee based upon the Esoterica NextG Economy ETF’s investment advisory fees. The Advisor is responsible for paying the entire amount of Esoterica’s sub-advisory fee. The Esoterica NextG Economy ETF does not directly pay the Sub-Advisor.

Brown Brothers Harriman & Co. (“BBH”) serves as the Funds’ fund accountant, transfer agent and custodian. UMB Fund Services (“UMBFS”) and Mutual Fund Administration, LLC (“MFAC”) serve as the Funds’ co-administrators.

ALPS Distributors, Inc. serves as the Funds’ Distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the six months ended September 30, 2023, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various Fund in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts are adjusted for market value changes in the invested Fund and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Funds and are disclosed in the Statements of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation (depreciation) and income are included in the Trustees' fees and expenses in the Statements of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust.

During the period ended March 31, 2023, the index calculation agent agreed to reimburse Change Finance ESG ETF Predecessor Fund $72,000 for losses from an index calculation error. This amount is reported on the Change Finance ESG ETF's Statements of Changes and Financial Highlights under the caption “Net increase from payments by non-affiliate.” This reimbursement had a 0.07% increase to the Fund's total return. As of March 31, 2023, the Change Finance ESG ETF Predecessor Fund received $50,000. An additional $10,652 was received on May 30, 2023. The remaining balance of $11,348 is reported as other receivable on the Statements of Assets and Liabilities.

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2023 (Unaudited)

Note 4 – Federal Income Taxes

At September 30, 2023, gross unrealized appreciation and depreciation on investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	Astoria Inflation Sensitive ETF	Change Finance ESG ETF	First Priority CLO Bond ETF
Cost of investments	$55,279,642	$118,269,181	$6,875,408

Gross unrealized appreciation	$3,885,028	$9,368,236	$26,485
Gross unrealized depreciation	(1,837,893)	(9,430,723)	(14,956)
Net unrealized appreciation (depreciation) on investments	$2,047,135	$(62,487)	$11,529

	Green Alpha ETF	Brendan Wood TopGun Index ETF	Esoterica NextG Economy ETF
Cost of investments	$74,395,265	$1,746,670	$21,519,629

Gross unrealized appreciation	$8,437,388	$124,834	$2,949,940
Gross unrealized depreciation	(12,730,269)	(61,010)	(4,154,314)
Net unrealized appreciation (depreciation) on investments	$(4,292,881)	$63,824	$(1,204,374)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of March 31, 2023, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Astoria Inflation Sensitive ETF	Change Finance ESG ETF	First Priority CLO Bond ETF
Undistributed ordinary income	$165,630	$304,240	$-
Undistributed long-term capital gains	-	-	-
Tax distributable earnings	165,630	304,240	-

Accumulated capital and other losses	(10,739,428)	(17,032,833)	(151,535)

Net unrealized appreciation (depreciation) on investments	(320,248)	(1,645,498)	(61,982)
Net unrealized appreciation (depreciation) on foreign currency translations	910	-	-
Unrealized deferred compensation	-	-	-
Total distributable earnings (deficit)	$(10,893,136)	$(18,374,091)	$(213,517)

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2023 (Unaudited)

	Green Alpha ETF	Brendan Wood TopGun Index ETF	Esoterica NextG Economy ETF
Undistributed ordinary income	$151,543	$701	$-
Undistributed long-term capital gains	12,576	-	-
Tax distributable earnings	164,119	701	-

Accumulated capital and other losses	-	(23,974)	(4,381,023)

Net unrealized appreciation (depreciation) on investments	3,760,287	(16,216)	(3,464,055)
Net unrealized appreciation (depreciation) on foreign currency translations	36	833	17,711
Unrealized deferred compensation	-	-	(270)
Total distributable earnings (deficit)	$3,924,442	$(38,656)	$(7,827,637)

As of the tax year ended March 31, 2023, the Fund had non-expiring accumulated capital loss carryforwards as follows:

Fund	Short-Term	Long-Term	Total
Astoria Inflation Sensitive ETF	$9,473,380	$1,266,048	$10,739,428
Change Finance ESG ETF	15,663,790	1,369,043	17,032,833
First Priority CLO Bond ETF	136,066	15,469	151,535
Brendan Wood TopGun Index ETF	23,974	-	23,974
Esoterica NextG Economy ETF	458,868	3,909,908	4,368,776

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

As of March 31, 2023, the Esoterica NextG Economy ETF had $12,247 of qualified late-year ordinary losses, which are deferred until fiscal year 2023 for tax purposes net late-year ordinary losses incurred after December 31 and within the taxable year and net late-year specified losses incurred after October 31 and within the taxable year are deemed to arise on the first day of the Esoterica NextG Economy ETF’s next taxable year.

The tax character of distributions paid during the periods ended March 31, 2023 and 2022, October 31, 2022 and 2021 and July 31, 2022 and 2021 was as follows:

Astoria Inflation Sensitive ETF
	2023	2022
Distributions paid from:
Ordinary income	$2,383,576	$-
Net long-term capital gains	-	-
Total distributions paid	$2,383,576	$-

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2023 (Unaudited)

Change Finance ESG ETF
	March 31, 2023	July 31, 2022	July 31, 2021
Distributions paid from:
Ordinary income	$1,153,807	$637,137	$192,961
Net long-term capital gains	-	-	-
Total distributions paid	$1,153,807	$637,137	$192,961

First Priority CLO Bond ETF
	March 31, 2023	July 31, 2022	July 31, 2021
Distributions paid from:
Ordinary income	$256,072	$118,047	$86,767
Net long-term capital gains	-	-	-
Total distributions paid	$256,072	$118,047	86,767

Green Alpha ETF
2023
Distributions paid from:
Ordinary income	$66,380
Net long-term capital gains	-
Total distributions paid	$66,380

Brendan Wood TopGun Index ETF
2023
Distributions paid from:
Ordinary income	$4,003
Net long-term capital gains	-
Total distributions paid	$4,003

Esoterica NextG Economy ETF
	March 31, 2023	October 31, 2022	October 31, 2021
Distributions paid from:
Ordinary income	$-	$-	$-
Net long-term capital gains	-	-	-
Total distributions paid	$-	$-	$-

Note 5 – Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the six months ended September 30, 2023, were as follows:

Fund	Purchases	Sales
Astoria Inflation Sensitive ETF	$37,004,856	$37,773,800
Change Finance ESG ETF	48,341,562	47,479,715
First Priority CLO Bond ETF	-	381,401
Green Alpha ETF	2,618,335	1,358,273
Brendan Wood TopGun Index ETF	338,156	336,538
Esoterica NextG Economy ETF	3,604,152	3,376,980

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2023 (Unaudited)

Purchases, sales, and realized gain/(loss) of in-kind transactions for the six months ended September 30, 2023, were as follows:

Fund	Purchases	Sales	Gain/(Loss)
Astoria Inflation Sensitive ETF	$7,437,722	$19,496,659	$1,986,674
Change Finance ESG ETF	20,502,921	22,048,582	4,661,726
Green Alpha ETF	9,318,907	-	-
Esoterica NextG Economy ETF	3,231,362	3,913,774	225,785

Note 6 – Distribution and Service Plan

The Trust has adopted a Rule 12b-1 Distribution and Service Plan (the “Distribution and Service Plan”) pursuant to which payments of up to a maximum of 0.25% of average daily net assets may be made to compensate or reimburse financial intermediaries for activities principally intended to result in the sale of the Funds’ Shares. In accordance with the Distribution and Service Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Trust. The Board of Trustees has not authorized the Funds to make payments under the Distribution and Service Plan.  Currently, no payment is being made by the Funds.

Note 7 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 8 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2023 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2023, in valuing the Funds’ assets carried at fair value:

Astoria Inflation Sensitive ETF	Level 1	Level 2**	Level 3**	Total
Investments
Common Stock*	$44,394,892	$-	$-	$44,394,892
Exchange-Traded Funds*	12,931,885	-	-	12,931,885
Total Investments	$57,326,777	$-	$-	$57,326,777

Change Finance ESG ETF	Level 1	Level 2**	Level 3**	Total
Investments
Common Stock*	$118,206,694	$-	$-	$118,206,694
Total Investments	$118,206,694	$-	$-	$118,206,694

First Priority CLO Bond ETF	Level 1***	Level 2	Level 3***	Total
Investments
Collateralized Mortgage Obligations	$-	$6,886,937	$-	$6,886,937
Total Investments	$-	$6,886,937	$-	$6,886,937

Green Alpha ETF	Level 1	Level 2**	Level 3**	Total
Investments
Common Stock*	$70,102,384	$-	$-	$70,102,384
Total Investments	$70,102,384	$-	$-	$70,102,384

Brendan Wood TopGun Index ETF	Level 1	Level 2****	Level 3	Total
Investments
Common Stock*	$1,810,493	$-	$-	$1,810,493
Rights	1	-	-	1
Warrants[1]	-	-	-	-
Total Investments	$1,810,494	$-	$-	$1,810,494

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2023 (Unaudited)

Esoterica NextG Economy ETF	Level 1	Level 2**	Level 3**	Total
Investments
Common Stock*	$19,136,431	$-	$-	$19,136,431
Exchange-Traded Funds	1,178,824	-	-	1,178,824
Total Investments	$20,315,255	$-	$-	$20,315,255

*	For a detailed break-out of common stocks and exchange-traded funds by major industry classification, please refer to the Schedules of Investments.
**	The Funds did not hold any Level 2 or 3 securities at period end.
***	The Fund did not hold any Level 1 or 3 securities at period end.
****	The Fund did not hold any Level 2 securities at period end.
[1]	Warrants are fair valued at $0.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Brendan Wood TopGun Index ETF
Warrants
Balance as of September 30, 2022	$-
Transfers into Level 3 during the period	-
Transfers out of Level 3 during the period	-
Total gains or losses for the period
Included in earnings (or changes in net assets)	-
Included in other comprehensive income	-
Purchases, sales, and principal paydowns
Net purchases	-
Net sales	-
Principal paydown	-
Balance as of September 30, 2023	-
Change in unrealized gains or losses for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period	$-

The following table presents additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2023:

Fund	Asset Class	Fair Value at September 30, 2023	Valuation Technique(s)	Unobservable Input	Range of Input	Weighted Average of Input	Impact to Valuation from an Increase in Input (1)

Brendan Wood TopGun Index ETF	Warrants	$-	Market Approach	Intrinsic Value	$-	N/A	Increase

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2023 (Unaudited)

(1) This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Note 9 – Market Disruption and Geopolitical Risks

Certain local, regional, or global events such as war, acts of terrorism, the spread of infectious illness and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Funds’ performance, the performance of the securities in which the Funds invest and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Funds’ investments is not reasonably estimable at this time. Management is actively monitoring these events.

Note 10 – New Accounting Pronouncements and Regulatory Updates

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these rule and form amendment changes on the content of the current shareholder report and the newly created annual and semiannual streamlined shareholder reports.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Funds have adopted procedures in accordance with Rule 2a-5.

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06, Reference Rate Reform (Topic 848) - Deferral of the Sunset Date of Topic 848, which extends the period through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

Note 11 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2023 (Unaudited)

On July 19, 2023, the Board of the Trust has approved a Plan of Liquidation for the Brendan Wood TopGun Index ETF. The Plan of Liquidation authorizes the termination, liquidation and dissolution of the Brendan Wood TopGun Index ETF. In order to perform such liquidation, effective immediately the Brendan Wood TopGun Index ETF is closed to all new investment.

The Brendan Wood TopGun Index ETF will be liquidated on or about October 31, 2023 (the “Liquidation Date”), and shareholders may redeem their shares until the Liquidation Date. On or promptly after the Liquidation Date, the Brendan Wood TopGun Index ETF will make a liquidating distribution to its remaining shareholders equal to each shareholder’s proportionate interest in the net assets of the Brendan Wood TopGun Index ETF, in complete redemption and cancellation of the Brendan Wood TopGun Index ETF’s shares held by the shareholder, and the Brendan Wood TopGun Index ETF will be dissolved.

In anticipation of the liquidation of the Brendan Wood TopGun Index ETF, the Advisor may manage the Brendan Wood TopGun Index ETF in a manner intended to facilitate its orderly liquidation, such as by raising cash or making investments in other highly liquid assets. As a result, during this time, all or a portion of the Brendan Wood TopGun Index ETF may not be invested in a manner consistent with its stated investment strategies, which may prevent the Brendan Wood TopGun Index ETF from achieving its investment objective.

At the close of business on October 31, 2023, the Brendon Wood TopGun Index ETF liquidated.

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

AXS First Priority CLO Bond ETF

SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Sub-Advisory Agreement

At an in-person meeting held on April 19, 2023, the Board of Trustees (the “Board”) of Investment Managers Series Trust II (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the new investment sub-advisory agreement (the “New Sub-Advisory Agreement”) between AXS Investments LLC (the “Investment Advisor”) and Alternative Access Funds, LLC (the “Sub-Advisor”) with respect to the AXS First Priority CLO Bond ETF series of the Trust (the “Fund”) for an initial two-year term. The New Sub-Advisory Agreement took effect on April 25, 2023, when the Sub-Advisor underwent an ownership restructuring (the “Transaction”). Under the 1940 Act, the Transaction resulted in an assignment and termination of the previous investment sub-advisory agreement between the Investment Advisor and the Sub-Advisor (the “Previous Sub-Advisory Agreement”). The New Sub-Advisory Agreement is substantially the same as the Previous Sub-Advisory Agreement except for the effective date and term.

In approving the New Sub-Advisory Agreement, the Board, including the Independent Trustees, determined that such approval was in the best interests of the Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Fund and the New Sub-Advisory Agreement from the Investment Advisor, the Sub-Advisor, and Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of the Sub-Advisor; information regarding the background, experience, and compensation structure of relevant personnel who would be providing services to the Fund; information about the Sub-Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; reports comparing the performance of the Fund with the returns of the Bloomberg U.S. Floating Rate Note Index and a group of comparable funds (the “Peer Group”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”) from Morningstar, Inc.’s Ultrashort Bond fund universe (the “Fund Universe”) for the one-year period ended January 31, 2023; and reports comparing the investment advisory fee and total expenses of the Fund with those of its Peer Group and Fund Universe. The Board also received a memorandum from legal counsel to the Trust discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed approval of the New Sub-Advisory Agreement. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Investment Advisor or the Sub-Advisor were present during the Board’s consideration of the New Sub-Advisory Agreement, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In approving the New Sub-Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services

With respect to the performance results of the Fund, the meeting materials indicated that the Fund’s total return for the one-year period was above the Peer Group and Fund Universe median returns, but below the Bloomberg U.S. Floating Rate Note Index return by 0.87%. The Board observed, however, that the Fund’s risk-adjusted returns, as measured by its Sharpe ratio, and its risk-adjusted returns relative to the benchmark, as measured by its information ratio, ranked it in the first quartile of the funds (which is the most favorable) in the Peer Group and Fund Universe for the one-year period.

The Board considered the overall quality of services to be provided by the Sub-Advisor to the Fund. In doing so, the Board considered the role of the Sub-Advisor, noting that the Investment Advisor would provide overall supervision of the general investment management and investment operations of the Fund and oversee the Sub-Advisor with respect to the Fund’s operations, including monitoring the investment and trading activities of the Sub-Advisor, monitoring the Fund’s compliance with its investment policies, and providing general administrative services related to the Investment Advisor’s overall supervision of the Fund; and that the Sub-Advisor’s responsibilities would include the day-to-day portfolio management of the Fund. The Trustees noted the qualifications, experience, and responsibilities of the personnel who would be involved in the activities of the Fund. The Board considered the overall quality of the of the organization and operations of the Sub-Advisor, as well as its compliance structure and compliance procedures. The Board also considered that there would be no changes to the Fund’s portfolio manager, investment objective, or principal strategies or risks in connection with the Transaction or the New Sub-Advisory Agreement.

AXS First Priority CLO Bond ETF

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Based on its review, including its consideration of the fact that key personnel of the Sub-Advisor would continue to be involved in the day-to-day portfolio management of the Fund, the Board concluded that the Sub-Advisor would have the capabilities, resources, and personnel necessary to manage the Fund and to provide the Fund with a reasonable potential for good investment results.

Advisory Fee, Sub-Advisory Fee, and Annual Total Expenses

Although the Fund’s advisory agreement was not being renewed or approved, the Board reviewed the advisory fee paid by the Fund as well as the Fund’s annual total expenses. With respect to the advisory fee and annual total expenses paid by the Fund, the meeting materials indicated that the Fund’s annual investment advisory fee (gross of fee waivers) was the same as the Peer Group and Fund Universe medians. The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent semi-annual period were slightly higher than the Peer Group and Fund Universe medians by 0.01% and 0.02%, respectively. The Trustees noted that, for its services as sub-advisor, the Sub-Advisor would receive 50% of the Investment Advisor’s net revenues from the Fund, which is the same fee that the Sub-Advisor received under the Previous Sub-Advisory Agreement. The Board considered that the Sub-Advisor does not manage any other accounts with the same objectives and policies as the Fund, and therefore they did not have a good basis for comparing the sub-advisory fee with those of other similar client accounts of the Sub-Advisor. The Board noted that under both the Previous Sub-Advisory Agreement and the New Sub-Advisory Agreement, the sub-advisory fees to be paid to the Sub-Advisor are paid by the Investment Advisor. In addition, the Board considered that the Investment Advisor recommended the approval of the New Sub-Advisory Agreement.

The Board and the Independent Trustees concluded that the proposed compensation payable to the Sub-Advisor under the New Sub-Advisory Agreement would be fair and reasonable in light of the nature and quality of the services proposed to be provided by the Sub-Advisor to the Fund.

Benefits to the Sub-Advisor

The Board also considered that the potential benefits to be received by the Sub-Advisor as a result of its relationship with the Fund, other than the receipt of its sub-advisory fee, would include the usual types of “fall out” benefits received by sub-advisors to the Trust, including any research received from broker-dealers providing execution services to the Fund, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Sub-Advisor’s compliance program, the intangible benefits of the Sub-Advisor’s association with the Fund generally, and any favorable publicity arising in connection with the Fund’s performance.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that approval of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders and, accordingly, approved the Sub-Advisory Agreement.

AXS Funds

EXPENSE EXAMPLES

For the Six Months Ended September 30, 2023 (Unaudited)

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees and other Fund expenses. It is important for you to understand the impact of these ongoing costs on your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of Fund shares, which are not reflected in these examples.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2023 to September 30, 2023.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Astoria Inflation Sensitive ETF	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	4/1/23	9/30/23	4/1/23 – 9/30/23
Actual Performance	$1,000.00	$1,041.80	$3.58
Hypothetical (5% annual return before expenses)	1,000.00	1,021.49	3.54

* Expenses are equal to the Fund’s annualized expense ratio of 0.70% multiplied by the average account value over the period, multiplied by 183/366 (to reflect the six-month period). Assumes all dividends and distributions were reinvested.

AXS Funds

EXPENSE EXAMPLES - Continued

For the Six Months Ended September 30, 2023 (Unaudited)

Change Finance ESG ETF	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	4/1/23	9/30/23	4/1/23 – 9/30/23
Actual Performance	$1,000.00	$1,025.60	$2.48
Hypothetical (5% annual return before expenses)	1,000.00	1,022.55	2.48

* Expenses are equal to the Fund’s annualized expense ratio of 0.49% multiplied by the average account value over the period, multiplied by 183/366 (to reflect the six-month period). Assumes all dividends and distributions were reinvested.

First Priority CLO Bond ETF	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	4/1/23	9/30/23	4/1/23 – 9/30/23
Actual Performance	$1,000.00	$1,042.70	$1.28
Hypothetical (5% annual return before expenses)	1,000.00	1,023.75	1.26

* Expenses are equal to the Fund’s annualized expense ratio of 0.25% multiplied by the average account value over the period, multiplied by 183/366 (to reflect the six-month period). Assumes all dividends and distributions were reinvested.

Green Alpha ETF	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	4/1/23	9/30/23	4/1/23 – 9/30/23
Actual Performance	$1,000.00	$886.80	$4.72
Hypothetical (5% annual return before expenses)	1,000.00	1,020.00	5.05

* Expenses are equal to the Fund’s annualized expense ratio of 1.00% multiplied by the average account value over the period, multiplied by 183/366 (to reflect the six-month period). Assumes all dividends and distributions were reinvested.

Brendan Wood TopGun Index ETF	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	4/1/23	9/30/23	4/1/23 – 9/30/23
Actual Performance	$1,000.00	$1,019.50	$6.85
Hypothetical (5% annual return before expenses)	1,000.00	1,018.21	6.85

* Expenses are equal to the Fund’s annualized expense ratio of 1.36% multiplied by the average account value over the period, multiplied by 183/366 (to reflect the six-month period). Assumes all dividends and distributions were reinvested.

AXS Funds

EXPENSE EXAMPLES - Continued

For the Six Months Ended September 30, 2023 (Unaudited)

Esoterica NextG Economy ETF	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	4/1/23	9/30/23	4/1/23 – 9/30/23
Actual Performance	$1,000.00	$1,125.50	$4.02
Hypothetical (5% annual return before expenses)	1,000.00	1,021.21	3.83

* Expenses are equal to the Fund’s annualized expense ratio of 0.76% multiplied by the average account value over the period, multiplied by 183/366 (to reflect the six-month period). The expense ratio reflects an expense waiver and expenses absorbed. Assumes all dividends and distributions were reinvested.

FUND INFORMATION

	TICKER	CUSIP
AXS Astoria Inflation Sensitive ETF	PPI	46141T 117
AXS Change Finance ESG ETF	CHGX	46144X 107
AXS First Priority CLO Bond ETF	AAA	46144X 610
AXS Green Alpha ETF	NXTE	46144X 586
AXS Brendan Wood TopGun Index ETF	TGN	46144X 529
AXS Esoterica NextG Economy ETF	WUGI	46144X 495

Privacy Principles of the AXS ETFs for Shareholders

The ETFs are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the ETFs collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the ETFs do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the ETFs. The ETFs do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the AXS ETFs for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting

The ETFs’ proxy voting policies and procedures, as well as information regarding how the ETFs voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, are available, without charge and upon request by calling (303) 623-2577 or on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The ETFs file a complete schedule of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the ETFs’ Form N-PORT on the SEC’s website at www.sec.gov.

Householding

The ETFs will mail only one copy of shareholder documents, including prospectuses and notice of annual and semi-annual reports availability and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the ETFs at (303) 623-2577.

AXS ETFs

1290 Broadway, Suite 1000

Denver, CO 80203

Toll Free: (303) 623-2577

Item 1. Report to Stockholders (Continued).

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).
(b)	Not applicable.

Item 6. Schedule of Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust II

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President/Chief Executive Officer

Date	12/8/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President/Chief Executive Officer

Date	12/8/2023

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	12/8/2023